UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act File Number:	811-21077

Registrant Name:	PIMCO California Municipal Income Fund II

Address of Principal Executive Offices:	1633 Broadway
New York, NY 10019

Name and Address of Agent for Service:	William G. Galipeau
650 Newport Center Drive
Newport Beach, CA 92660

Registrant’s telephone number, including area code:	(844) 337-4626

Date of Fiscal Year End:	December 31

Date of Reporting Period:	September 30, 2016

Item 1. Schedule of Investments

Schedule of Investments

PIMCO California Municipal Income Fund II

September 30, 2016 (Unaudited)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 168.9%
MUNICIPAL BONDS & NOTES 166.6%
CALIFORNIA 161.6%
Alameda Community Facilities District, California Special Tax Bonds, Series 2016
4.000% due 09/01/2046	$225	$246
Alhambra, California Revenue Bonds, Series 2010
7.625% due 01/01/2040	2,000	2,260
Bay Area Toll Authority, California Revenue Bonds, Series 2014
5.000% due 10/01/2054	3,000	3,569
California County Tobacco Securitization Agency Revenue Bonds, Series 2002
5.875% due 06/01/2043	1,800	1,823
California County Tobacco Securitization Agency Revenue Bonds, Series 2006
5.600% due 06/01/2036	1,500	1,533
California Health Facilities Financing Authority Revenue Bonds, (IBC/NPFGC Insured), Series 2007
5.000% due 11/15/2042	4,220	4,240
California Health Facilities Financing Authority Revenue Bonds, Series 2008
5.250% due 11/15/2040	5,400	6,372
California Health Facilities Financing Authority Revenue Bonds, Series 2009
5.750% due 09/01/2039	250	285
6.000% due 07/01/2039	3,000	3,392
6.500% due 11/01/2038	500	581
California Health Facilities Financing Authority Revenue Bonds, Series 2011
5.000% due 08/15/2035	1,000	1,164
California Health Facilities Financing Authority Revenue Bonds, Series 2012
5.000% due 11/15/2034	1,000	1,116
5.000% due 11/15/2040	4,000	4,646
5.000% due 08/15/2051	8,755	10,075
California Health Facilities Financing Authority Revenue Bonds, Series 2015
5.000% due 08/15/2054	5,000	5,966
California Infrastructure & Economic Development Bank Revenue Bonds, Series 2008
5.250% due 02/01/2038	175	185
California Infrastructure & Economic Development Bank Revenue Bonds, Series 2013
5.000% due 02/01/2039	10,000	11,599
California Municipal Finance Authority Revenue Bonds, Series 2011
7.750% due 04/01/2031	1,035	1,282
California Pollution Control Financing Authority Revenue Bonds, Series 2010
5.250% due 08/01/2040	1,500	1,678
California State General Obligation Bonds, Series 2009
6.000% due 04/01/2038	10,000	11,255
California State General Obligation Bonds, Series 2013
5.000% due 11/01/2043	7,000	8,471
California State Public Works Board Revenue Bonds, Series 2008
5.000% due 03/01/2033	7,915	8,376
California State Public Works Board Revenue Bonds, Series 2009
5.750% due 10/01/2030	3,000	3,416
6.000% due 11/01/2034	2,000	2,308
California State Public Works Board Revenue Bonds, Series 2011
5.000% due 12/01/2029	2,000	2,359
California State Public Works Board Revenue Bonds, Series 2013
5.000% due 03/01/2038	2,500	2,957
California State University Revenue Bonds, Series 2015
5.000% due 11/01/2047	7,000	8,463
California State University Revenue Bonds, Series 2016
5.000% due 11/01/2041 (c)	11,435	14,008
California Statewide Communities Development Authority Revenue Bonds, (FGIC Insured), Series 2007
5.750% due 07/01/2047	3,700	4,017
California Statewide Communities Development Authority Revenue Bonds, (FHA Insured), Series 2009
6.625% due 08/01/2029	2,135	2,472
6.750% due 02/01/2038	7,860	9,129
California Statewide Communities Development Authority Revenue Bonds, Series 2006
5.000% due 11/01/2029	500	500
California Statewide Communities Development Authority Revenue Bonds, Series 2007
5.150% due 07/01/2030	250	258
5.250% due 07/01/2042	1,250	1,291
California Statewide Communities Development Authority Revenue Bonds, Series 2008
5.250% due 11/15/2048	5,490	5,868
5.500% due 07/01/2031	3,040	3,152
California Statewide Communities Development Authority Revenue Bonds, Series 2010
7.000% due 07/01/2040	3,760	4,428
7.500% due 06/01/2042	980	1,063
California Statewide Communities Development Authority Revenue Bonds, Series 2011
6.000% due 08/15/2042	5,600	6,672
California Statewide Communities Development Authority Revenue Bonds, Series 2012
5.000% due 04/01/2042	9,705	11,168
5.375% due 05/15/2038	4,500	5,194

California Statewide Communities Development Authority Revenue Bonds, Series 2016
5.000% due 12/01/2036	1,500	1,731
California Statewide Financing Authority Revenue Bonds, Series 2002
6.000% due 05/01/2037	2,000	2,046
Chula Vista, California Revenue Bonds, Series 2004
5.875% due 02/15/2034	1,000	1,121
Clovis Unified School District, California General Obligation Bonds, (NPFGC Insured), Series 2006
0.000% due 08/01/2029 (a)	2,815	2,014
Coronado Community Development Agency, California Tax Allocation Bonds, (AMBAC Insured), Series 2005
4.875% due 09/01/2035	8,175	8,198
Desert Community College District, California General Obligation Bonds, (AGM Insured), Series 2007
0.000% due 08/01/2046 (a)	25,000	5,102
Desert Community College District, California General Obligation Bonds, (AGM Insured), Series 2009
8.509% due 08/01/2032 (d)	6,035	6,444
Fremont Community Facilities District No. 1, California Special Tax Bonds, Series 2015
5.000% due 09/01/2045	1,400	1,577
Golden State, California Tobacco Securitization Corp. Revenue Bonds, Series 2007
5.125% due 06/01/2047	8,500	8,500
5.750% due 06/01/2047	34,715	35,231
Hayward Unified School District, California General Obligation Bonds, Series 2015
5.000% due 08/01/2038	3,000	3,507
Imperial Irrigation District, California Revenue Bonds, Series 2011
5.000% due 11/01/2041	4,500	5,063
Irvine Unified School District, California Special Tax Bonds, Series 2010
6.700% due 09/01/2035	515	597
JPMorgan Chase Putters/Drivers Trust, California Revenue Bonds, Series 2009
5.000% due 07/01/2037 (c)	5,000	5,149
JPMorgan Chase Putters/Drivers Trust, California Revenue Notes, Series 2009
5.000% due 04/01/2039 (c)	20,000	21,250
Kaweah Delta Health Care District, California Revenue Bonds, Series 2015
4.000% due 06/01/2045	1,275	1,345
Lancaster Redevelopment Agency, California Tax Allocation Bonds, Series 2009
6.875% due 08/01/2039	1,000	1,159
Long Beach Bond Finance Authority, California Revenue Bonds, Series 2007
5.500% due 11/15/2037	7,500	10,231
Long Beach Unified School District, California General Obligation Bonds, Series 2009
5.250% due 08/01/2019 (c)	9,395	10,548
5.250% due 08/01/2033 (c)	605	675
Long Beach, California Airport System Revenue Bonds, Series 2010
5.000% due 06/01/2040	500	551
Los Angeles Community College District, California General Obligation Bonds, Series 2009
12.184% due 08/01/2033 (d)	4,000	4,883
Los Angeles Department of Water & Power, California Revenue Bonds, Series 2014
5.000% due 07/01/2043	3,000	3,588
Los Angeles Department of Water & Power, California Revenue Bonds, Series 2016
5.000% due 07/01/2046 (c)	10,000	12,133
Los Angeles Unified School District, California General Obligation Bonds, Series 2009
5.000% due 01/01/2034	11,000	12,116
M-S-R Energy Authority, California Revenue Bonds, Series 2009
6.500% due 11/01/2039	16,445	24,109
7.000% due 11/01/2034	1,000	1,490
Manteca Redevelopment Agency, California Tax Allocation Bonds, (AMBAC Insured), Series 2004
5.000% due 10/01/2036	10,000	10,010
Oakland Unified School District/Alameda County, California General Obligation Bonds, Series 2009
6.125% due 08/01/2029	5,000	5,728
Palomar Health, California Certificates of Participation Bonds, Series 2009
6.750% due 11/01/2039	4,750	5,231
Poway Unified School District, California General Obligation Bonds, Series 2011
0.000% due 08/01/2040 (a)	11,000	5,151
0.000% due 08/01/2046 (a)	16,000	5,568
River Islands Public Financing Authority, California Special Tax Bonds, Series 2015
5.500% due 09/01/2045	3,000	3,331
San Diego Community College District, California General Obligation Bonds, Series 2009
9.126% due 08/01/2033 (d)	5,000	6,159
San Diego Public Facilities Financing Authority Sewer, California Revenue Bonds, Series 2009
5.250% due 05/15/2039	1,000	1,113
San Diego Public Facilities Financing Authority Water, California Revenue Bonds, Series 2009
5.250% due 08/01/2038	4,000	4,319
San Diego Regional Building Authority, California Revenue Bonds, Series 2009
5.375% due 02/01/2036	2,800	3,090
San Francisco, California City & County Certificates of Participation Bonds, Series 2009
5.250% due 04/01/2031	300	330
San Joaquin Hills Transportation Corridor Agency, California Revenue Bonds, Series 2014
5.000% due 01/15/2050	2,430	2,809
San Jose, California Hotel Tax Revenue Bonds, Series 2011
6.500% due 05/01/2036	1,000	1,208
San Marcos Redevelopment Agency Successor Agency, California Tax Allocation Bonds, Series 2015
5.000% due 10/01/2032	850	1,034
5.000% due 10/01/2033	1,125	1,363
San Marcos Unified School District, California General Obligation Bonds, Series 2011
5.000% due 08/01/2038	1,300	1,523
Santa Cruz County, California Redevelopment Agency Tax Allocation Bonds, Series 2009
7.000% due 09/01/2036	1,500	1,762
Santa Rosa, California Wastewater Revenue Bonds, Series 2016
5.000% due 09/01/2028	1,000	1,290
Stockton Unified School District, California General Obligation Bonds, Series 2016
5.000% due 08/01/2031	3,700	4,527

Tender Option Bond Trust Receipts/Certificates, California Revenue Bonds, Series 2010
8.580% due 05/15/2040 (d)	7,500	9,544
Tender Option Bond Trust Receipts/Certificates, California Revenue Bonds, Series 2016
11.673% due 11/15/2041	1,606	2,233
15.724% due 11/15/2046	1,335	2,468
Tobacco Securitization Authority of Northern California Revenue Bonds, Series 2005
5.375% due 06/01/2038	1,650	1,651
Torrance, California Revenue Bonds, Series 2010
5.000% due 09/01/2040	3,100	3,400
Turlock Irrigation District, California Revenue Bonds, Series 2011
5.500% due 01/01/2041	1,700	1,975
Tustin Unified School District, California Special Tax Bonds, Series 2010
6.000% due 09/01/2040	1,000	1,135
University of California Revenue Bonds, Series 2016
5.000% due 05/15/2037 (c)	11,900	14,610
Washington Township Health Care District, California General Obligation Bonds, Series 2013
5.000% due 08/01/2043	3,000	3,520

		475,277

ILLINOIS 3.0%
Chicago, Illinois General Obligation Bonds, Series 2007
5.500% due 01/01/2042	2,350	2,477
Chicago, Illinois General Obligation Bonds, Series 2015
5.250% due 01/01/2028	6,035	6,520

		8,997

NEW JERSEY 1.4%
Tobacco Settlement Financing Corp., New Jersey Revenue Bonds, Series 2007
4.750% due 06/01/2034	1,300	1,247
5.000% due 06/01/2041	3,000	2,897

		4,144

NEW YORK 0.6%
New York Liberty Development Corp. Revenue Bonds, Series 2005
5.250% due 10/01/2035	1,250	1,661

Total Municipal Bonds & Notes (Cost $423,339)		490,079

SHORT-TERM INSTRUMENTS 2.3%
REPURCHASE AGREEMENTS (e) 2.2%		6,600

SHORT-TERM NOTES 0.1%
Freddie Mac
0.304% due 10/06/2016 (a)(b)	100	100

Total Short-Term Instruments (Cost $6,700)		6,700

Total Investments in Securities (Cost $430,039)		496,779

Total Investments 168.9% (Cost $430,039)		$496,779
Preferred Shares (55.4)%		(163,000)
Other Assets and Liabilities, net (13.5)%		(39,608)

Net Assets Applicable to Common Shareholders 100.0%		$294,171

Notes to Schedule of Investments (amounts in thousands*):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

(a)	Zero coupon security.

(b)	Coupon represents a yield to maturity.

(c)	Represents an underlying municipal bond transferred to a tender option bond trust established in a tender option bond transaction in which the Fund sold, or caused the sale of, the underlying municipal bond and purchased the residual interest certificate. The security serves as collateral in a financing transaction.

(d)	Represents an investment in a tender option bond residual interest certificate purchased in a secondary market transaction. The interest rate shown bears an inverse relationship to the interest rate on a tender option bond floating rate certificate. The interest rate disclosed reflects the rate in effect on September 30, 2016.

Borrowings and Other Financing Transactions

(e) Repurchase Agreements:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received (1)
DEU	1.300%	09/30/2016	10/03/2016	$6,600	U.S. Treasury Bonds 3.125% due 02/15/2043	$(6,696)	$6,600	$6,601

Total Repurchase Agreements						$(6,696)	$6,600	$6,601

(1)	Includes accrued interest.

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of September 30, 2016 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2016
Investments in Securities, at Value
Municipal Bonds & Notes
California	$0	$475,277	$0	$475,277
Illinois	0	8,997	0	8,997
New Jersey	0	4,144	0	4,144
New York	0	1,661	0	1,661
Short-Term Instruments
Repurchase Agreements	0	6,600	0	6,600
Short-Term Notes	0	100	0	100

Total Investments	$0	$496,779	$0	$496,779

There were no significant transfers between Levels 1, 2, or 3 during the period ended September 30, 2016.

See Accompanying Notes

Notes to Financial Statements

1. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

(a) Investment Valuation Policies The net asset value (“NAV”) of the Fund’s shares is determined by dividing the total value of portfolio investments and other assets, less any liabilities attributable to that Fund, by the total number of shares outstanding of that Fund.

On each day that the New York Stock Exchange (“NYSE”) is open, Fund shares are ordinarily valued as of the close of regular trading (“NYSE Close”). Information that becomes known to the Fund or its agents after the time as of which NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of a security or the NAV determined earlier that day. The Fund reserves the right to change the time as of which its respective NAV is calculated if the Fund closes earlier, or as permitted by the U.S. Securities and Exchange Commission (the “SEC”).

For purposes of calculating NAV, portfolio securities and other assets for which market quotes are readily available are valued at market value. Market value is generally determined on the basis of official closing prices or the last reported sales prices, or if no sales are reported, based on quotes obtained from established market makers or prices (including evaluated prices) supplied by the Fund’s approved pricing services, quotation reporting systems and other third-party sources (together, “Pricing Services”). The Fund will normally use pricing data for domestic equity securities received shortly after the NYSE Close and do not normally take into account trading, clearances or settlements that take place after the NYSE Close. A foreign (non-U.S.) equity security traded on a foreign exchange or on more than one exchange is typically valued using pricing information from the exchange considered by Pacific Investment Management Company LLC (“PIMCO” or the “Manager”) to be the primary exchange. A foreign (non-U.S.) equity security will be valued as of the close of trading on the foreign exchange, or the NYSE Close, if the NYSE Close occurs before the end of trading on the foreign exchange. Domestic and foreign (non-U.S.) fixed income securities, non-exchange traded derivatives, and equity options are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Services using data reflecting the earlier closing of the principal markets for those securities. Prices obtained from Pricing Services may be based on, among other things, information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Certain fixed income securities purchased on a delayed-delivery basis are marked to market daily until settlement at the forward settlement date. Exchange-traded options, except equity options, futures and options on futures are valued at the settlement price determined by the relevant exchange. Swap agreements are valued on the basis of bid quotes obtained from brokers and dealers or market-based prices supplied by Pricing Services or other pricing sources. The Fund’s investments in open-end management investment companies, other than exchange-traded funds (“ETFs”), are valued at the NAVs of such investments.

Investments for which market quotes or market based valuations are not readily available are valued at fair value as determined in good faith by the Board or persons acting at their direction. The Board has adopted methods for valuing securities and other assets in circumstances where market quotes are not readily available, and has delegated to PIMCO the responsibility for applying the fair valuation methods. In the event that market quotes or market based valuations are not readily available, and the security or asset cannot be valued pursuant to a Board approved valuation method, the value of the security or asset will be determined in good faith by the Valuation Oversight Committee of the Board (“Valuation Oversight Committee”), generally based on recommendations provided by the Manager. Market quotes are considered not readily available in circumstances where there is an absence of current or reliable market-based data (e.g., trade information, bid/ask information, indicative market quotations (“Broker Quotes”), Pricing Services’ prices), including where events occur after the close of the relevant market, but prior to the NYSE Close, that materially affect the values of the Fund’s securities or assets. In addition, market quotes are considered not readily available when, due to extraordinary circumstances, the exchanges or markets on which the securities trade do not open for trading for the entire day and no other market prices are available. The Board has delegated to the Manager the responsibility for monitoring significant events that may materially affect the values of the Fund’s securities or assets and for determining whether the value of the applicable securities or assets should be reevaluated in light of such significant events.

When the Fund uses fair valuation to determine the value of a portfolio security or other asset for purposes of calculating its NAV, such investments will not be priced on the basis of quotes from the primary market in which they are traded, but rather may be priced by another method that the Board or persons acting at their direction believe reflects fair value. Fair valuation may require subjective determinations about the value of a security. While the Fund’s policy is intended to result in a calculation of the Fund’s NAV that fairly reflects security values as of the time of pricing, the Fund cannot ensure that fair values determined by the Board or persons acting at their direction would accurately reflect the price that the Fund could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by the Fund may differ from the value that would be realized if the securities were sold.

(b) Fair Value Hierarchy U.S. GAAP describes fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into levels (Level 1, 2, or 3). The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Levels 1, 2, and 3 of the fair value hierarchy are defined as follows:

•	Level 1—Quoted prices in active markets or exchanges for identical assets and liabilities.

•	Level 2—Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

•	Level 3—Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair value of investments.

In accordance with the requirements of U.S. GAAP, the amounts of transfers between Levels 1 and 2 and transfers into and out of Level 3, if material, are disclosed in the Notes to Schedule of Investments for the Fund.

For fair valuations using significant unobservable inputs, U.S. GAAP requires a reconciliation of the beginning to ending balances for reported fair values that presents changes attributable to realized gain (loss), unrealized appreciation (depreciation), purchases and sales, accrued discounts (premiums), and transfers into and out of the Level 3 category during the period. The end of period value is used for the transfers between Levels of the Fund’s assets and liabilities. Additionally, U.S. GAAP requires quantitative information regarding the significant unobservable inputs used in the determination of fair value of assets or liabilities categorized as Level 3 in the fair value hierarchy. In accordance with the requirements of U.S. GAAP, a fair value hierarchy, and if material, a Level 3 reconciliation and details of significant unobservable inputs, have been included in the Notes to Schedule of Investments for the Fund.

(c) Valuation Techniques and the Fair Value Hierarchy

Level 1 and Level 2 trading assets and trading liabilities, at fair value The valuation methods (or “techniques”) and significant inputs used in determining the fair values of portfolio securities or other assets and liabilities categorized as Level 1 and Level 2 of the fair value hierarchy are as follows:

Fixed income securities including corporate, convertible and municipal bonds and notes, U.S. government agencies, U.S. treasury obligations, sovereign issues, bank loans, convertible preferred securities and non-U.S. bonds are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Services that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The Pricing Services’ internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar assets. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Short-term debt instruments (such as commercial paper) having a remaining maturity of 60 days or less may be valued at amortized cost, so long as the amortized cost of such short-term debt instrument is approximately the same as the fair value of the instrument as determined without the use of amortized cost valuation.

The validity of the fair value is reviewed by the Manager on a periodic basis and may be amended in accordance with the Fund’s valuation procedures.

2. FEDERAL INCOME TAX MATTERS

The Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code (the “Code”) and distribute all of its taxable income and net realized gains, if applicable, to shareholders. Accordingly, no provision for Federal income taxes has been made.

The Fund may be subject to local withholding taxes, including those imposed on realized capital gains. Any applicable foreign capital gains tax is accrued daily based upon net unrealized gains, and may be payable following the sale of any applicable investments.

In accordance with U.S. GAAP, the Manager has reviewed the Fund’s tax positions for all open tax years. As of September 30, 2016, the Fund has recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions they have taken or expect to take in future tax returns.

The Fund files U.S. tax returns. While the statute of limitations remains open to examine the Fund’s U.S. tax returns filed for the fiscal years from 2013-2015, no examinations are in progress or anticipated at this time. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

As of September 30, 2016, the aggregate cost and the net unrealized appreciation (depreciation) of investments for Federal income tax purposes are as follows (amounts in thousands):

Federal Tax Cost	Aggregate Gross Unrealized Appreciation	Aggregate Gross Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation) (1)
$ 430,039	$67,830	$(1,090)	$66,740

(1)	Primary differences, if any, between book and tax net unrealized appreciation (depreciation) are attributable to wash sale loss deferrals for federal income tax purposes.

GLOSSARY: (abbreviations that may be used in the preceding statements)					(Unaudited)

Counterparty Abbreviations:
DEU	Deutsche Bank Securities, Inc.

Currency Abbreviations:
USD (or $)	United States Dollar

Municipal Bond or Agency Abbreviations:
AGM	Assured Guaranty Municipal	FGIC	Financial Guaranty Insurance Co.	IBC	Insured Bond Certificate
AMBAC	American Municipal Bond Assurance Corp.	FHA	Federal Housing Administration	NPFGC	National Public Finance Guarantee Corp.

Item 2. Controls and Procedures

(a) The principal executive officer and principal financial & accounting officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))), are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no significant changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d))) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits

A separate certification for each principal executive officer and principal financial & accounting officer of the registrant as required by Rule 30a-2 under the 1940 Act is attached as Exhibit 99.CERT.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

PIMCO California Municipal Income Fund II

By:	/s/ Peter G. Strelow
Peter G. Strelow
President (Principal Executive Officer)

Date: November 28, 2016

By:	/s/ William G. Galipeau
William G. Galipeau
Treasurer (Principal Financial & Accounting Officer)

Date: November 28, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Peter G. Strelow
Peter G. Strelow
President (Principal Executive Officer)

Date: November 28, 2016

By:	/s/ William G. Galipeau
William G. Galipeau
Treasurer (Principal Financial & Accounting Officer)

Date: November 28, 2016